Information about Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	$ 126		$ 105		$ 154
Impaired loans without an allowance, average recorded investment	9	[1]	16	[1]	20	[1]
Total impaired loans, average recorded investment	135		121		174
Impaired loans with an allowance, interest income recognized	4		2		2
Impaired loans without an allowance, interest income recognized		[1]		[1]		[1]
Total impaired loans, interest income recognized	4		2		2
Impaired loans with an allowance, recorded investment	110		119
Impaired loans without an allowance, recorded investment	7	[1]	9	[1]
Total impaired loans, recorded investment	117	[2]	128	[2]
Impaired loans with an allowance, unpaid Principal balance	123		138
Impaired loans without an allowance, unpaid Principal balance	14	[1]	15	[1]
Total impaired loans, unpaid Principal balance	137	[2]	153	[2]
Impaired loans with an allowance, related allowance	24	[2],[3]	32	[2],[3]
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	54		27		30
Impaired loans without an allowance, average recorded investment			1		6
Impaired loans with an allowance, interest income recognized	4		1		1
Impaired loans without an allowance, interest income recognized
Impaired loans with an allowance, recorded investment	57		26
Impaired loans with an allowance, unpaid Principal balance	61		31
Impaired loans with an allowance, related allowance	12	[3]	9	[3]
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	27		22		34
Impaired loans without an allowance, average recorded investment	3		13		11
Impaired loans without an allowance, interest income recognized
Impaired loans with an allowance, recorded investment	15		35
Impaired loans without an allowance, recorded investment	2		3
Impaired loans with an allowance, unpaid Principal balance	16		41
Impaired loans without an allowance, unpaid Principal balance	2		3
Impaired loans with an allowance, related allowance	1	[3]	7	[3]
Financial Institutions
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	7		9		35
Impaired loans without an allowance, average recorded investment	2
Impaired loans without an allowance, interest income recognized
Impaired loans with an allowance, recorded investment	1		21
Impaired loans without an allowance, recorded investment	1		3
Impaired loans with an allowance, unpaid Principal balance	1		21
Impaired loans without an allowance, unpaid Principal balance	8		9
Impaired loans with an allowance, related allowance			7	[3]
Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	28		37		53
Impaired loans without an allowance, average recorded investment	4		2		3
Impaired loans with an allowance, interest income recognized			1		1
Impaired loans without an allowance, interest income recognized
Impaired loans with an allowance, recorded investment	28		27
Impaired loans without an allowance, recorded investment	4		3
Impaired loans with an allowance, unpaid Principal balance	28		27
Impaired loans without an allowance, unpaid Principal balance	4		3
Impaired loans with an allowance, related allowance	7	[3]	5	[3]
Foreign
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	10		10		2
Impaired loans with an allowance, recorded investment	9		10
Impaired loans with an allowance, unpaid Principal balance	17		18
Impaired loans with an allowance, related allowance	$ 4	[3]	$ 4	[3]

[1]	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
[2]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011.
[3]	The allowance for impaired loans is included in the allowance for loan losses.